               ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                                   SUPPLEMENT
                         TO PROSPECTUS DATED MAY 1, 1998

                            Allmerica Select  (Resource)





The management fee table under the section INVESTMENT ADVISORY SERVICES is amended to change the management fee structure for the Select Growth Fund as follows:


                          First $250 Million...........0.85%
                          Next $250 Million............0.80%
                          Next $250 Million............0.70%
                          Over $750 Million............0.70%



Dated:  June 1, 1998